Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Statements of Loss (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses [Abstract]
General and administration expenses		$ (5,081)	$ (4,134)	$ (2,804)
Operating income / (loss)		2,802	(14,713)	(7,055)
Other (expenses) / income, net [Abstract]
Interest and finance costs - related party		(5,122)	(2,616)	(399)
Gain on debt refinancing		11,392	0	0
Total other expenses, net		(6,037)	(9,876)	(1,901)
Net loss		$ (3,235)	$ (24,623)	$ (8,956)
Net loss per common share [Abstract]
Basic (in dollars per share)		$ (0.09)	$ (1.20)	$ (0.83)
Weighted average common shares outstanding [Abstract]
Basic (in shares)		35,845,890	20,553,007	10,773,404
Seanergy Maritime Holdings Corp. [Member]
Expenses [Abstract]
General and administration expenses		$ (2,642)	$ (2,115)	$ (1,256)
Operating income / (loss)		(2,642)	(2,115)	(1,256)
Other (expenses) / income, net [Abstract]
Interest and finance costs - related party		(5,122)	(2,621)	(399)
Gain on debt refinancing		11,392	0	0
Other, net		(29)	(18)	(9)
Total other expenses, net		6,241	(2,639)	(408)
Equity in loss of subsidiaries	[1]	(6,834)	(19,869)	(7,292)
Net loss		$ (3,235)	$ (24,623)	$ (8,956)
Net loss per common share [Abstract]
Basic (in dollars per share)		$ (0.09)	$ (1.20)	$ (0.83)
Weighted average common shares outstanding [Abstract]
Basic (in shares)		35,845,890	20,553,007	10,773,404

[1]	Eliminated in consolidation